Distribution Date:	09/15/23	Benchmark 2020-IG1 Mortgage Trust
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2020-IG1
Servicer Revision - August 2023
The distribution date statement and all relevant reports for this deal have been revised to reflect updated loan balances and interest payments.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	15	Asset Representations	Park Bridge Lender Services LLC
		Reviewer
Historical Detail	16
			David Rodgers	(212) 230-9090
Delinquency Loan Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20				trustadministrationgroup@computershare.com
Modified Loan Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162LAA8	2.701800%	42,750,000.00	41,262,035.29	0.00	92,901.47	0.00	0.00	92,901.47	41,262,035.29	30.07%	30.00%
A-2	08162LAB6	2.676500%	47,500,000.00	47,500,000.00	0.00	105,944.79	0.00	0.00	105,944.79	47,500,000.00	30.07%	30.00%
A-3	08162LAC4	2.686600%	348,650,000.00	348,650,000.00	0.00	780,569.24	0.00	0.00	780,569.24	348,650,000.00	30.07%	30.00%
A-S	08162LAF7	2.908600%	122,550,000.00	122,550,000.00	0.00	297,040.78	0.00	0.00	297,040.78	122,550,000.00	10.48%	10.45%
B	08162LAG5	3.110700%	35,720,000.00	35,720,000.00	0.00	92,595.17	0.00	0.00	92,595.17	35,720,000.00	4.77%	4.76%
C	08162LAH3	3.346781%	14,630,000.00	14,630,000.00	0.00	40,802.84	0.00	0.00	40,802.84	14,630,000.00	2.43%	2.42%
D	08162LAJ9	3.346781%	15,200,000.00	15,200,000.00	0.00	42,392.56	0.00	0.00	42,392.56	15,200,000.00	0.00%	0.00%
VRR	08162LAN0	3.346781%	33,000,000.00	32,921,686.07	0.00	91,818.05	0.00	0.00	91,818.05	32,921,686.07	0.00%	0.00%
R	08162LAK6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			660,000,000.00	658,433,721.36	0.00	1,544,064.90	0.00	0.00	1,544,064.90	658,433,721.36

X-A	08162LAD2	0.611332%	561,450,000.00	559,962,035.29	0.00	285,268.85	0.00	0.00	285,268.85	559,962,035.29
X-B	08162LAE0	0.236081%	35,720,000.00	35,720,000.00	0.00	7,027.34	0.00	0.00	7,027.34	35,720,000.00
Notional SubTotal			597,170,000.00	595,682,035.29	0.00	292,296.19	0.00	0.00	292,296.19	595,682,035.29

Deal Distribution Total					0.00	1,836,361.09	0.00	0.00	1,836,361.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162LAA8	965.19380795	0.00000000	2.17313380	0.00000000	0.00000000	0.00000000	0.00000000	2.17313380	965.19380795
A-2	08162LAB6	1,000.00000000	0.00000000	2.23041663	0.00000000	0.00000000	0.00000000	0.00000000	2.23041663	1,000.00000000
A-3	08162LAC4	1,000.00000000	0.00000000	2.23883333	0.00000000	0.00000000	0.00000000	0.00000000	2.23883333	1,000.00000000
A-S	08162LAF7	1,000.00000000	0.00000000	2.42383337	0.00000000	0.00000000	0.00000000	0.00000000	2.42383337	1,000.00000000
B	08162LAG5	1,000.00000000	0.00000000	2.59225000	0.00000000	0.00000000	0.00000000	0.00000000	2.59225000	1,000.00000000
C	08162LAH3	1,000.00000000	0.00000000	2.78898428	0.00000000	0.00000000	0.00000000	0.00000000	2.78898428	1,000.00000000
D	08162LAJ9	1,000.00000000	0.00000000	2.78898421	0.00000000	0.37430395	0.00000000	0.00000000	2.78898421	1,000.00000000
VRR	08162LAN0	997.62685061	0.00000000	2.78236515	0.00000000	0.00907364	0.00000000	0.00000000	2.78236515	997.62685061
R	08162LAK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162LAD2	997.34978233	0.00000000	0.50809306	0.00000000	0.00000000	0.00000000	0.00000000	0.50809306	997.34978233
X-B	08162LAE0	1,000.00000000	0.00000000	0.19673404	0.00000000	0.00000000	0.00000000	0.00000000	0.19673404	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/23 - 08/30/23	30	0.00	92,901.47	0.00	92,901.47	0.00	0.00	0.00	92,901.47	0.00
A-2	08/01/23 - 08/30/23	30	0.00	105,944.79	0.00	105,944.79	0.00	0.00	0.00	105,944.79	0.00
A-3	08/01/23 - 08/30/23	30	0.00	780,569.24	0.00	780,569.24	0.00	0.00	0.00	780,569.24	0.00
X-A	08/01/23 - 08/30/23	30	0.00	285,268.85	0.00	285,268.85	0.00	0.00	0.00	285,268.85	0.00
X-B	08/01/23 - 08/30/23	30	0.00	7,027.34	0.00	7,027.34	0.00	0.00	0.00	7,027.34	0.00
A-S	08/01/23 - 08/30/23	30	0.00	297,040.78	0.00	297,040.78	0.00	0.00	0.00	297,040.78	0.00
B	08/01/23 - 08/30/23	30	0.00	92,595.17	0.00	92,595.17	0.00	0.00	0.00	92,595.17	0.00
C	08/01/23 - 08/30/23	30	0.00	40,802.84	0.00	40,802.84	0.00	0.00	0.00	40,802.84	0.00
D	08/01/23 - 08/30/23	30	5,673.60	42,392.56	0.00	42,392.56	0.00	0.00	0.00	42,392.56	5,689.42
VRR	08/01/23 - 08/30/23	30	298.60	91,818.05	0.00	91,818.05	0.00	0.00	0.00	91,818.05	299.43
Totals			5,972.20	1,836,361.09	0.00	1,836,361.09	0.00	0.00	0.00	1,836,361.09	5,988.85

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	1,836,361.09
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,843,810.30	Master Servicing Fee	1,508.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,808.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	282.87
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	848.60
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,843,810.30	Total Fees	7,449.20

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,836,361.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,836,361.09
Total Funds Collected	1,843,810.30	Total Funds Distributed	1,843,810.29

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	658,433,721.36	658,433,721.36	Beginning Certificate Balance	658,433,721.36
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	658,433,721.36	658,433,721.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	658,433,721.36	658,433,721.36	Ending Certificate Balance	658,433,721.36
Ending Actual Collateral Balance	658,433,721.36	658,433,721.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	49,999,999 or less	16	397,933,721.36	60.44%	68	3.0712	3.294567	3.05 or less	9	245,350,000.00	37.26%	64	3.3723	1.738759
50,000,000 to 54,999,999		3	150,000,000.00	22.78%	63	3.6733	4.083333	3.06 to 3.45	0	0.00	0.00%	0	0.0000	0.000000
	55,000,000 or greater	2	110,500,000.00	16.78%	76	3.3668	3.709276	3.46 to 3.85	5	158,083,721.36	24.01%	75	3.2966	3.575256
	Totals	21	658,433,721.36	100.00%	68	3.2580	3.543856	3.86 to 4.25	1	55,000,000.00	8.35%	76	3.0320	3.870000
								4.26 or greater	6	200,000,000.00	30.38%	66	3.1493	5.643750
								Totals	21	658,433,721.36	100.00%	68	3.2580	3.543856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	90,000,000.00	13.67%	45	2.6568	2.770000
							Industrial	33	37,933,721.35	5.76%	75	3.2310	3.672293
Illinois	7	55,367,363.30	8.41%	42	3.8351	4.573281
							Lodging	1	55,000,000.00	8.35%	75	3.1702	6.340000
Indiana	21	24,586,561.29	3.73%	75	3.2310	3.672293
							Mixed Use	2	92,900,000.00	14.11%	76	3.2172	2.996954
Nevada	1	55,000,000.00	8.35%	75	3.1702	6.340000
							Multi-Family	1	45,000,000.00	6.83%	15	2.7246	0.650000
New York	7	320,000,000.00	48.60%	75	3.3276	2.622080
							Office	7	322,600,000.00	49.00%	70	3.4036	3.352212
Ohio	3	4,785,503.12	0.73%	75	3.2310	3.672293
							Retail	2	105,000,000.00	15.95%	76	3.1308	4.345714
Washington	2	105,500,000.00	16.02%	76	3.3107	4.962322
							Totals	46	658,433,721.36	100.00%	68	3.2580	3.543856
Wisconsin	3	3,194,293.64	0.49%	75	3.2310	3.672293

Totals	46	658,433,721.36	100.00%	68	3.2580	3.543856

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.99999% or less	9	257,100,000.00	39.05%	65	2.8438	3.690776	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.00000% to 3.49999%	8	240,833,721.36	36.58%	75	3.2410	3.721326	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99999%	2	105,500,000.00	16.02%	58	3.7941	4.080806	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% or greater	2	55,000,000.00	8.35%	75	4.2400	1.050000	37 months to 48 months	21	658,433,721.36	100.00%	68	3.2580	3.543856
	Totals	21	658,433,721.36	100.00%	68	3.2580	3.543856	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	21	658,433,721.36	100.00%	68	3.2580	3.543856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	21	658,433,721.36	100.00%	68	3.2580	3.543856	Interest Only	21	658,433,721.36	100.00%	68	3.2580	3.543856
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	21	658,433,721.36	100.00%	68	3.2580	3.543856	Totals	21	658,433,721.36	100.00%	68	3.2580	3.543856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	87,933,721.36	13.35%	55	3.6114	4.239599			No outstanding loans in this group
	12 months or less	18	570,500,000.00	86.65%	71	3.2035	3.436618
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	21	658,433,721.36	100.00%	68	3.2580	3.543856
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2-C3-B	30317830	OF	New York	NY	Actual/360	2.990%	38,620.83	0.00	0.00	N/A	12/06/29	--	15,000,000.00	15,000,000.00	09/06/23
1A3-C2	30317831	OF	New York	NY	Actual/360	2.990%	127,834.96	0.00	0.00	N/A	12/06/29	--	49,650,000.00	49,650,000.00	09/06/23
2	30317626	OF	Seattle	WA	Actual/360	3.699%	176,766.08	0.00	0.00	01/06/30	09/06/33	--	55,500,000.00	55,500,000.00	09/06/23
3A2-C3	30317832	LO	Las Vegas	NV	Actual/360	3.170%	109,194.16	0.00	0.00	N/A	12/05/29	--	40,000,000.00	40,000,000.00	09/05/23
3A2-C5	30317833				Actual/360	3.170%	40,947.81	0.00	0.00	N/A	12/05/29	--	15,000,000.00	15,000,000.00	09/05/23
4A1-3	30504619	RT	Brooklyn	NY	Actual/360	3.359%	86,769.00	0.00	0.00	N/A	01/01/30	--	30,000,000.00	30,000,000.00	09/01/23
4A1-4	30504620				Actual/360	3.359%	72,307.50	0.00	0.00	N/A	01/01/30	--	25,000,000.00	25,000,000.00	09/01/23
5	30504775	MU	New York	NY	Actual/360	3.032%	143,598.89	0.00	0.00	N/A	01/06/30	--	55,000,000.00	55,000,000.00	09/06/23
6A2	30317834	OF	New York	NY	Actual/360	4.240%	182,555.56	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	07/06/23
6A4-1	30317835				Actual/360	4.240%	18,255.56	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	07/06/23
7A2-C3	30317836	OF	New York	NY	Actual/360	2.950%	24,005.63	0.00	0.00	N/A	12/06/29	--	9,450,000.00	9,450,000.00	09/06/23
7A2-C5	30317837				Actual/360	2.950%	63,506.94	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	09/06/23
7A2-C7	30317838				Actual/360	2.950%	45,725.00	0.00	0.00	N/A	12/06/29	--	18,000,000.00	18,000,000.00	09/06/23
8	30317588	RT	Tukwila	WA	Actual/360	2.880%	124,000.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	09/01/23
9	30504819	OF	Chicago	IL	Actual/360	3.900%	167,916.67	0.00	0.00	N/A	12/01/26	--	50,000,000.00	50,000,000.00	09/01/23
10A4	30317839	MF	San Francisco	CA	30/360	2.725%	102,171.38	0.00	0.00	N/A	12/09/24	--	45,000,000.00	45,000,000.00	09/09/23
11A1-3	30504835	OF	San Francisco	CA	Actual/360	2.589%	55,735.42	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	09/06/23
11A1-2B	30504883				Actual/360	2.589%	44,588.33	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	09/06/23
12A3-2	30317583	IN	Various	Various	Actual/360	3.231%	40,078.90	0.00	0.00	N/A	12/06/29	--	14,405,210.64	14,405,210.64	09/06/23
12A4	30317584	IN	Various	Various	Actual/360	3.231%	65,462.20	0.00	0.00	N/A	12/06/29	--	23,528,510.72	23,528,510.72	09/06/23
13	30317840	MU	New York	NY	Actual/360	3.486%	113,769.48	0.00	0.00	N/A	12/08/29	--	37,900,000.00	37,900,000.00	09/08/23
Totals							1,843,810.30	0.00	0.00				658,433,721.36	658,433,721.36
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2-C3-B	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3-C2	104,104,845.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,513,737.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-C3	720,328,802.00	734,727,611.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-C5	720,328,802.00	734,727,611.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-3	43,987,935.76	40,249,469.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-4	43,987,935.76	40,249,469.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	24,816,884.60	24,690,106.04	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	8,112,596.12	0.00	--	--	--	0.00	0.00	181,995.84	364,895.84	0.00	0.00
6A4-1	8,112,596.12	0.00	--	--	--	0.00	0.00	18,199.59	36,489.60	0.00	0.00
7A2-C3	106,093,678.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-C5	106,093,678.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2-C7	106,093,678.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	40,785,442.34	10,665,993.41	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	03/11/23	0.00	0.00	0.00	0.00	0.00	0.00
10A4	30,673,080.00	32,306,238.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1-2B	40,131,049.10	40,009,263.49	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1-3	40,131,049.10	40,009,263.49	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3-2	18,993,934.84	19,005,669.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	18,993,934.84	19,005,669.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	39,993,719.00	40,366,124.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	2,351,382,223.95	1,776,012,486.59				0.00	0.00	200,195.43	401,385.44	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	2	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	68
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	69
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257965%	3.244798%	70
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	1,566,278.64	0	0.00	3.257965%	3.244798%	71
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	73
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	74
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	75
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	76
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	77
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	78
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	79
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.257901%	3.244732%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6A2	30317834	07/06/23	1	1	181,995.84	364,895.84	0.00	50,000,000.00
6A4-1	30317835	07/06/23	1	1	18,199.59	36,489.60	0.00	5,000,000.00
Totals					200,195.43	401,385.44	0.00	55,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		45,000,000	45,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		50,000,000	50,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		563,433,721	508,433,721	55,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	658,433,721	603,433,721	55,000,000	0	0	0
Aug-23	658,433,721	658,433,721	0	0	0	0
Jul-23	658,433,721	658,433,721	0	0	0	0
Jun-23	658,433,721	658,433,721	0	0	0	0
May-23	660,000,000	660,000,000	0	0	0	0
Apr-23	660,000,000	660,000,000	0	0	0	0
Mar-23	660,000,000	660,000,000	0	0	0	0
Feb-23	660,000,000	660,000,000	0	0	0	0
Jan-23	660,000,000	660,000,000	0	0	0	0
Dec-22	660,000,000	660,000,000	0	0	0	0
Nov-22	660,000,000	660,000,000	0	0	0	0
Oct-22	660,000,000	660,000,000	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30504819	50,000,000.00	50,000,000.00	375,289,826.00	10/22/19	22,010,506.00	4.67000	11/13/19	12/01/26	I/O
Totals		50,000,000.00	50,000,000.00	375,289,826.00		22,010,506.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	30504819	OF	IL	11/02/21	1

8/11/2023 - The Loan was transferred to the Special Servicer on 11/1/21 due to the Borrower''s bankruptcy. The Brwr''s BK filing was made on the same date as 8 other entities, all of which appear to be under the control of HNA of China. This loan is par t of a $240.0MM first mortgage loan that is secured by the fee interest of 181 West Madison, a Class A, 50-story, 946,099 SF, located at 181 West Madison in downtown Chicago, Illinois. The $240.0MM mortgage loan consists of the two Trust Notes ($1.0MM Tr ustA Note & $132.1MM Trust B Note), which both in the JPMCC 2020-LOOP Trust, and the Non-Trust $106.9MM A Note, which is not part of the assets of the Trust and was contributed to three separate securitizations. The Brwr filed a BK plan in June 2022; how ever, the plans anticipated auction took place in late July and there were no bids. Brwr and Trust had reached an agreement on a BK plan for an HNA entity to remain the equity holder;

however, an objection was filed on 10/21/2022 by non-Borrower HNA enti ties judgment creditor. At a 11/22 confirmation hearing, the BK judge would not confirm the Brwrs plan over the non-Borrower HNA entities judgment creditors objection.

The Brwr amended BK plan was confirmed in 4/23. Borrower failed close loan modifica tion by 5/31/23, as required by plan. BK plans auction of the property/ equity is underway.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6A2	30317834	0.00	4.24000%	0.00	4.24000%	8	07/10/20	07/10/20	09/25/20
6A4-1	30317835	5,000,000.00	4.24000%	5,000,000.00 4.24000%		8	07/10/20	07/10/20	09/25/20
Totals		5,000,000.00		5,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Servicer Revision - June 2023
The distribution date statement and all relevant reports for this deal have been revised to reflect an updated allocations of principal and prepayment penalties.
Servicer Revision - July 2023
The distribution date statement and all relevant reports for this deal have been revised to reflect updated loan balances, interest payments, and prepayment penalty amounts.

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